Goodwill and Intangible Assets (Tables)	3 Months Ended
Jun. 30, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Balance	The following is a rollforward of our goodwill balance:
Goodwill
Balance as of March 31, 2017	$5,363
Effect of foreign exchange rates	10
Balance as of June 30, 2017	$5,373

Schedule of Intangible Assets

Intangible assets consist of the following:

	Weighted-
	Average	June 30, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$96	$1,450
Customer relationships	7	108	10	98
Capitalized Software (1)	4	1,830	88	1,742
		$3,484	$194	$3,290
(1)

In accordance with ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05) and the related technical corrections and improvements effective April 1, 2017, the Company accounts for acquired software licenses within the scope of ASC 350-40 as intangible assets. The Company adopted ASU 2015-05 and related technical corrections and improvements on a prospective basis. Acquired software licenses are recognized and measured at cost, which includes the present value of the license obligation if the license is to be paid for over time.

Schedule of Future Estimated Amortization Expense of Intangibles

Future estimated amortization expense of intangibles as of June 30, 2017, is as follows:

	Purchased Intangible Assets	Capitalized Software
Remainder of 2018	$128	$367
2019	170	478
2020	170	478
2021	170	221
2022	170	198
Thereafter	740	—
Total	$1,548	$1,742